DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2020
DERIVATIVE LIABILITY
NOTE 6 - DERIVATIVE LIABILITY

NOTE 6 - DERIVATIVE LIABILITY

Derivative Liability- Debt

The fair value of the described embedded derivative on all convertible debt was valued at $0 due to the note amendment executed on October 12, 2020, and $2,813,150 at December 31, 2020 and December 31, 2019, respectively, which was determined using the Black Scholes Pricing Model with the following assumptions:

	December 31, 2020	December 31, 2019
Dividend yields	0%	0%
Term	0-1.0 year	0-2.0 year
Volatility	79.54%-107.2%	107.0%-133.0%
Risk free rate	0.10-1.59%	1.54-2.60%

The Company adjusted the recorded fair value of the derivative liability on debt to market resulting in non-cash, non-operating gain of $744,738 and $604,289 for the years ended December 31, 2020 and 2019, respectively.

Note 2 contains a summary of changes in fair value of the Company’s Level 3 financial liabilities as of December 31, 2020.